Cover	Aug. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2026
Entity File Number	001-41228
Entity Registrant Name	BARFRESH FOOD GROUP INC.
Entity Central Index Key	0001487197
Entity Tax Identification Number	27-1994406
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12100 Wilshire Boulevard, 8th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	598-7113
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.000001 par value
Trading Symbol	BRFH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false